Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,066	$ 8,005
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,066	8,005
Trade receivables [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,128	8,088
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable	$ (62)	$ (83)	$ (93)	$ (95)